INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Components of tax expense

	For the year ended December 31,
	2019	2018	2017
Tax expense:
Current tax expense	(19,327)	(23,324)	(14,053)
Deferred tax gain (1)	4,310	7,456	5,972
TOTAL INCOME TAX EXPENSE	(15,017)	(15,868)	(8,081)

(1)	As of December 31, 2017, includes 1,004 of deferred tax gain related to changes in tax rates.

Reconciliation of the statutory tax rate to the effective tax rate
The following table provides a reconciliation of the statutory tax rate to the effective tax rate. As the operations of the Argentine subsidiaries are the most significant source of net taxable income of the Company, the following reconciliation has been prepared using the Argentine tax rate:

	For the year ended December 31,
	2019	2018	2017
Profit before income tax	69,032	67,464	38,544
Tax rate (note 3.7.1.1)	30%	30%	35%
Income tax expense	(20,710)	(20,239)	(13,490)

Permanent differences
Argentine Software Promotion Regime (note 3.7.1.1)	3,256	6,844	3,541
Effect of different tax rates of subsidiaries operating in countries other than Argentina	7,996	4,352	2,019
Non-deductible expenses	925	1,130	1,187
Tax loss carry forward not recognized	(2,402)	(1,462)	(374)
Exchange difference	(4,365)	(8,777)	(860)
Other	283	2,284	(104)
INCOME TAX EXPENSE RECOGNIZED IN PROFIT AND LOSS	(15,017)	(15,868)	(8,081)

Deferred tax assets
The roll forward of the deferred tax assets/(liabilities) presented in the consolidated financial position is as follows:

2019	Opening	Recognised in	Recognised in	Recognised	Acquisitions/	Additions from	Closing
	balance	profit or loss (*)	other comprehensive	directly in equity	disposals	business combinations	balance
			income
Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	4,731	718	—	9,864	(3,726)	—	11,587
Provision for vacation and bonus	6,624	(275)	—	—	—	184	6,533
Intercompany trade payables	2,207	1,346	—	—	—	—	3,553
Property and equipment	716	447	—	—	—	—	1,163
Goodwill	(1,005)	(747)	—	—	—	—	(1,752)
Contingencies	546	168	—	—	—	—	714
Other assets	—	(389)	—	—	—	(639)	(1,028)
Others	1,236	1,795	—	—	—	—	3,031
Subtotal	15,055	3,063	—	9,864	(3,726)	(455)	23,801
Loss carryforward	1,861	876	(698)	—	—	—	2,039
TOTAL	16,916	3,939	(698)	9,864	(3,726)	(455)	25,840

(*) Includes foreign exchange loss of 371.

2018	Opening	Recognised in	Recognised in	Recognised	Acquisitions/	Closing
	balance	profit or loss (*)	other comprehensive	directly in equity	disposals	balance
			income
Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	5,772	915	—	2,367	(4,323)	4,731
Provision for vacation and bonus	1,309	5,315	—	—	—	6,624
Intercompany trade payables	3,126	(919)	—	—	—	2,207
Property and equipment	756	(40)	—	—	—	716
Goodwill	(479)	(526)	—	—	—	(1,005)
Contingencies	—	546	—	—	—	546
Others	297	939	—	—	—	1,236
Subtotal	10,781	6,230	—	2,367	(4,323)	15,055
Loss carryforward	2,405	321	(165)	—	(700)	1,861
TOTAL	13,186	6,551	(165)	2,367	(5,023)	16,916

(*) Includes foreign exchange loss of 905.

	As of December 31,
	2019	2018
Share-based compensation plan	11,587	4,731
Provision for vacation and bonus	6,533	6,624
Intercompany trade payables	3,553	2,207
Property and equipment	1,163	716
Goodwill	(1,752)	(1,005)
Contingencies	714	546
Others	3,031	1,236
Loss carryforward (1)	2,039	1,861
TOTAL DEFERRED TAX ASSETS	26,868	16,916

	As of December 31,
	2019	2018
Other Assets	(1,028)	—
TOTAL DEFERRED TAX LIABILITIES	(1,028)	—

(1)	As of December 31, 2019 and 2018, the detail of the loss carryforward is as follows:

	2019		2018
Company	Loss carryforward	Expiration date	Loss carryforward	Expiration date
Globant S.A.	—		547	does not expire
Dynaflows S.A.	138	2024	96	2020
Dynaflows S.A.	53	2023	—
Dynaflows S.A.	4	2022	—
IAFH Global S.A	594	2024	—
Globant Brasil Consultoría Ltda. (2)	767	does not expire	887	does not expire
Sistemas UK Limited	—	—	116	does not expire
We Are London Limited	163	does not expire	215	does not expire
Difier S.A	3	does not expire	—
Sistemas Globales S.A.	25	2023	—
Avanxo S.A.	129	2024	—
BSF S.A.	140	2024	—
Avanxo - Sucursal del Perú	20	2022	—
Globant France S.A.S.	3	does not expire	—
	2,039		1,861

(2)	The amount of the carryforward that can be utilized for Globant Brasil Consultoría Ltda. is limited to 30% of taxable income in each carryforward year.